Shareholder Report, Line Graph (Details) LMA2600_ClearBridge Sustainability Leaders Fund_Class C_TSR Annual {Class C} - USD ($)						12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Sep. 30, 2021	Oct. 31, 2025
Class C
Account Value [Line Items]
Line Graph and Table Measure Name						Class C (with sales charge)
Accumulated Value	$ 11,141	$ 8,708	$ 8,771	$ 10,739	$ 10,000	$ 12,671
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000 Index
Accumulated Value	$ 13,316	$ 9,660	$ 8,913	$ 10,676	$ 10,000	$ 16,088